SEGMENT - Additional Information (Details) $ in Thousands		12 Months Ended
	Sep. 01, 2022 segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of major customers [line items]
Percentage of revenue		12.00%	15.00%
Revenue		$ 1,443,351	$ 619,532	$ 747,356
Bottom of range
Disclosure of major customers [line items]
Percentage of revenue				10.00%
Operating segments [member] | Tank segment
Disclosure of major customers [line items]
Number of operating segments | segment	1	2
Revenue		$ 1,440,400
Operating segments [member] | Customer one | Tank segment
Disclosure of major customers [line items]
Percentage of revenue		12.00%	15.00%
Operating segments [member] | Customer one | Tank segment | Bottom of range
Disclosure of major customers [line items]
Percentage of revenue				10.00%
Intersegment elimination
Disclosure of major customers [line items]
Revenue		$ (2,900)
Switzerland
Disclosure of major customers [line items]
Percentage of revenue		15.30%	23.16%	24.69%
Revenue		$ 220,900	$ 143,500	$ 184,500
United States
Disclosure of major customers [line items]
Percentage of revenue				11.87%
Revenue				$ 88,700
Mexico
Disclosure of major customers [line items]
Percentage of revenue		12.35%	16.00%	10.73%
Revenue		$ 178,200	$ 96,600	$ 80,200